SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
- U.S.	$ (22,205)		$ (22,205)
- Foreign	(14,461)		(41,185)			16,748	6,965
- U.S.
- Foreign	32,695	(134,067)	53,299	(134,067)		(178,329)
Provision for income taxes	(3,971)	(134,067)	(10,091)	(134,067)		(161,581)	6,965
(Provision for) benefit of income taxes	$ (3,971)	$ (134,067)	$ (10,091)	$ (134,067)		$ (161,581)	$ 6,965